INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2012	2013
	RMB	RMB	US$
Media products	1,130,552	1,592,989	263,143
General merchandise	336,430	157,740	26,057
Packing materials and others	18,597	10,175	1,681
	1,485,579	1,760,904	290,881